Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	$ 553,704	$ 552,704
Accumulated Amortization	(452,085)	(446,451)
Other intangible assets, net	101,619	106,253
Developed technology [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	403,213	402,976
Accumulated Amortization	(322,846)	(318,312)
Other intangible assets, net	80,367	84,664
Patents [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	22,452	21,902
Accumulated Amortization	(12,152)	(11,726)
Other intangible assets, net	10,300	10,176
Trademarks and trade names [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	22,201	22,149
Accumulated Amortization	(18,218)	(17,957)
Other intangible assets, net	3,983	4,192
Customer relationships [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	102,721	102,560
Accumulated Amortization	(95,752)	(95,339)
Other intangible assets, net	6,969	7,221
Capitalized software development costs [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	3,117	3,117
Accumulated Amortization	(3,117)	(3,117)
Other intangible assets, net	$ 0	$ 0